Significant Components of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Components of Net Deferred Tax Liabilities [Line Items]
Share-based compensation		$ 27,037	$ 30,854
Capitalized inventory costs and adjustments		4,366	3,449
Allowance for doubtful accounts		3,326	1,328
Self-insurance reserves		1,975	1,027
Other		8,711	6,081
Net operating loss carryforwards		3,899	3,959
Total deferred tax assets, gross		49,314	46,698
Valuation allowance		(8,171)	(5,107)
Total deferred tax assets		41,143	41,591
Deductible goodwill		(88,316)	(82,704)
Depreciation		(23,806)	(18,744)
Unremitted earnings of domestic affiliates		(6,618)	(5,175)
Other		(3,761)	(3,619)
Total deferred tax liabilities		(122,501)	(110,242)
Net deferred tax liabilities	[1]	$ (81,358)	$ (68,651)

[1]	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.